Sit Mutual Funds Stock Funds
STOCK FUNDS PROSPECTUS SUPPLEMENT

Sit Small Cap Growth Fund

This supplement is intended to correct a typographical error that occurred in the filing of the prospectus of the Stock Funds of Sit Mutual Funds, dated November 1, 2003, filed on October 29, 2003. A bar chart containing the 2002 annual total return for the Sit Small Cap Growth Fund is corrected to read "-26.22%" instead of "26.22%." The typographical error appeared in the EDGAR filing only and this filing is intended to correct the EDGAR filing and conform it to the printed form of prospectus in use by the registrant.

The following bar chart replaces the bar chart titled "Annual Total Returns - Small Cap Growth Fund" on page 21 of the EDGAR-filed prospectus:



                                  [BAR CHART]



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                             SMALL CAP GROWTH FUND
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 52.16%    14.97%    7.63%    1.97%    108.63%    6.25%    -28.19%   -26.22%
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 1995      1996      1997     1998     1999       2000      2001      2002

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   The Fund's year-to-date return as of 9/30/03 (not annualized) was +22.31%.

           Best Quarter: 64.59% (4Q99) Worst Quarter: -25.70% (3Q01)

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